Other accounts receivable and prepaid expenses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Other accounts receivable and prepaid expenses.
Prepaid expenses		$ 33,310	$ 27,296	$ 23,310
Guarantee deposits		5,897	5,897	5,800
Others		3,535	7,068	9,746
Total	$ 2,265	$ 42,742	$ 40,261	$ 38,856